INCOME TAXES - Deferred tax assets and liabilities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax liability (asset) beginning balance	$ 341	$ 286
Net income statement movement	109	74
Other movements	(73)	(19)
Deferred tax liability (asset) ending balance	377	341
Property and equipment
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax liability (asset) beginning balance	28	(48)
Net income statement movement	116	77
Other movements	(8)	(1)
Deferred tax liability (asset) ending balance	136	28
Intangible assets
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax liability (asset) beginning balance	24	64
Net income statement movement	8	(39)
Other movements	(8)	(1)
Deferred tax liability (asset) ending balance	24	24
Trade receivables
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax liability (asset) beginning balance	67	24
Net income statement movement	11	45
Other movements	0	(2)
Deferred tax liability (asset) ending balance	78	67
Provisions
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax liability (asset) beginning balance	17	12
Net income statement movement	0	5
Other movements	(1)	0
Deferred tax liability (asset) ending balance	16	17
Accounts payable
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax liability (asset) beginning balance	11	54
Net income statement movement	(8)	(43)
Other movements	8	0
Deferred tax liability (asset) ending balance	11	11
Withholding tax on undistributed earnings
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax liability (asset) beginning balance	(19)	(19)
Net income statement movement	1	0
Other movements	0	0
Deferred tax liability (asset) ending balance	(18)	(19)
Tax losses and other balances carried forwards
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax liability (asset) beginning balance	2,355	2,459
Net income statement movement	(5)	(137)
Other movements	(129)	33
Deferred tax liability (asset) ending balance	2,221	2,355
Non-recognized deferred tax assets
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax liability (asset) beginning balance	(2,137)	(2,277)
Net income statement movement	(14)	181
Other movements	70	(41)
Deferred tax liability (asset) ending balance	(2,081)	(2,137)
Other
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax liability (asset) beginning balance	(5)	17
Net income statement movement	0	(15)
Other movements	(5)	(7)
Deferred tax liability (asset) ending balance	$ (10)	$ (5)